Equity (Deficit) (Tables) - Certificates of Contribution "A" [member]	6 Months Ended
Jun. 30, 2022
Statement [line items]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount

Certificates of Contribution “A” as of December 31, 2020	Ps.	524,931,447
Increase in Certificates of Contribution “A” during 2021		316,354,129

Certificates of Contribution “A” as of December 31, 2021	Ps.	841,285,576
Increase in Certificates of Contribution “A” during the six-month periods ended June 30, 2022		90,437,539

Certificates of Contribution “A” as of June 30, 2022	Ps.	931,723,115

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during 2022 totaled Ps. 90,437,539 were designated for the construction of the Dos Bocas
R
efinery and for the payment of debt, as
follows:

Date	Payment of debt		Construction of the Dos Bocas Refinery
January 21	Ps.	19,321,641	—
January 21		—	7,500,000
February 14		—	7,500,000
March 8		26,115,898	—
March 8		—	7,500,000
April 28		—	762,100
May 26		—	21,737,900

Total	Ps.	45,437,539	45,000,000